PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	March 31, 2023	December 31, 2022
Facility	$576,309	$576,309
Equipment	405,482	404,789
Computer equipment	10,788	10,776
Less: accumulated depreciation	(33,276)	(3,492)
Property and equipment, net	$959,303	$988,382

Depreciation expense related to property and equipment amounted to $29,790 (2022 - $550) for the three months ended March 31, 2023.

6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	December 31, 2022	December 31, 2021
Facility	$576,309	$-
Equipment	404,789	-
Computer equipment	10,776	10,962
Less: accumulated depreciation	(3,492)	(1,367)
Property and equipment, net	$988,382	$9,595

Depreciation expense related to property and equipment amounted to $2,182 (2021 - $1,367) for the year ended December 31, 2022.

The Company used its greenhouses in Olympia, Washington in a limited capacity during the year ended December 31, 2022, but they were not ready for full-scale production until approximately December 31, 2022. As such, the Company reclassified the facility from construction-in-progress to property and equipment as of December 31, 2022, but did not recognize any depreciation expense related to the facility during the year ended December 31, 2022, and period ended December 31, 2021.